Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Fair value details of financial instruments measured at amortized cost
The following table provides the fair value details of other financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2022		December 31, 2021

	CLASSIFICATION	FAIR VALUE METHODOLOGY	NOTE		CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	24,	25	25,061	23,026	23,729	26,354

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2022
Publicly-traded and privately-held investments(3)	Other non-current assets	21	215	9	—	206
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		72	—	72	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		108	—	184	(76)
December 31, 2021
Publicly-traded and privately-held investments(3)	Other non-current assets	21	183	24	—	159
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		279	—	279	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		122	—	185	(63)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive (loss) income to the deficit in the statements of financial position when realized.
(4)Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price, should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other (expense) income in the income statements. Subsequent to year end, BCE repurchased the Master Trust Fund's interest for a cash consideration of $149 million.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2022
Publicly-traded and privately-held investments(3)	Other non-current assets	21	215	9	—	206
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		72	—	72	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		108	—	184	(76)
December 31, 2021
Publicly-traded and privately-held investments(3)	Other non-current assets	21	183	24	—	159
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		279	—	279	—
MLSE financial liability(4)	Trade payables and other liabilities	23	(149)	—	—	(149)
Other	Other non-current assets and liabilities		122	—	185	(63)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive (loss) income to the deficit in the statements of financial position when realized.
(4)Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price, should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other (expense) income in the income statements. Subsequent to year end, BCE repurchased the Master Trust Fund's interest for a cash consideration of $149 million.

Change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables, including the current portion of wireless device financing plan receivables.

	NOTE	2022	2021
Balance, January 1		(136)	(149)
Additions		(109)	(83)
Usage and reversals		116	96
Balance, December 31	12	(129)	(136)
The following table provides the change in allowance for doubtful accounts for contract assets.

	NOTE	2022	2021
Balance, January 1		(20)	(59)
Additions		(20)	(9)
Usage and reversals		21	48
Balance, December 31		(19)	(20)
Current		(7)	(6)
Non-current		(12)	(14)
Balance, December 31	14	(19)	(20)

Details on trade receivables not impaired
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

AT DECEMBER 31	2022	2021
Trade receivables not past due	3,215	2,958
Trade receivables past due
Under 60 days	434	420
60 to 120 days	253	284
Over 120 days	71	45
Trade receivables, net of allowance for doubtful accounts	3,973	3,707

Maturity analysis for recognized financial liabilities
The following table is a maturity analysis for recognized financial liabilities at December 31, 2022 for each of the next five years and thereafter.

AT DECEMBER 31, 2022	NOTE	2023	2024	2025	2026	2027	THERE- AFTER	TOTAL
Long-term debt	25	750	2,103	2,174	1,582	1,724	16,863	25,196
Notes payable	24	869	—	—	—	—	—	869
Lease liabilities (1)	25	1,111	923	561	515	320	1,932	5,362
Loan secured by receivables	24	1,588	—	—	—	—	—	1,588
Interest payable on long-term debt, notes payable and loan secured by receivables		1,100	931	877	825	787	9,833	14,353
Net payments (receipts) on cross currency interest rate swaps		36	(45)	5	4	4	(141)	(137)
MLSE financial liability(2)	23	149	—	—	—	—	—	149
Total		5,603	3,912	3,617	2,926	2,835	28,487	47,380
(1) Includes imputed interest of $960 million.
(2)Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price, should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other (expense) income in the income statements. Subsequent to year end, BCE repurchased the Master Trust Fund's interest for a cash consideration of $149 million.

Details on outstanding foreign currency forward contracts and cross currency basis swaps
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2022.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow(1)	USD	1,178	CAD	1,607	2023	Loans
Cash flow	USD	632	CAD	852	2023	Commercial paper
Cash flow	USD	796	CAD	989	2023	Anticipated purchases
Cash flow	PHP	2,147	CAD	50	2023	Anticipated purchases
Cash flow	USD	643	CAD	810	2024	Anticipated purchases
Economic	USD	156	CAD	196	2023	Anticipated purchases
Economic - call options	CAD	225	USD	156	2023	Anticipated purchases
Economic - put options	USD	156	CAD	196	2023	Anticipated purchases
Economic - call options	CAD	225	USD	156	2024	Anticipated purchases
Economic - put options	USD	156	CAD	195	2024	Anticipated purchases
Economic - options(2)	USD	120	CAD	153	2024	Anticipated purchases
(1)    Forward contracts to hedge loans secured by receivables under our securitization program. See Note 24, Debt due within one year, for additional information.
(2) Foreign currency options with a leverage provision and a profit cap limitation.

Summary of key ratios	The following table provides a summary of our key ratios.

AT DECEMBER 31	2022	2021
Net debt leverage ratio	3.30	3.17
Adjusted EBITDA to adjusted net interest expense ratio	8.50	8.77